Shareholder Rights Plan - Additional Information (Detail)	12 Months Ended
Dec. 31, 2009 $ / shares
Class of Warrant or Right [Line Items]
Exercise price of shareholders rights plan	$ 19.50
Shareholder rights plan, expiration date	Jan. 08, 2019
Minimum
Class of Warrant or Right [Line Items]
Shareholders rights plan, ownership interest for rights to be exercisable	15.00%